Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by Nature
Schedule of amortization and depreciation expense classified by functions

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Cost of sales	270,048	275,512	211,676
Research and development	64,731	44,295	55,311
Selling, general & administration expenses	107,139	88,057	92,780
	441,918	407,864	359,767

Schedule of other operating income and expenses by function

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Cost of sales	585,096	682,636	535,058
Research and development	168,358	164,229	165,884
Selling, general & administration expenses	792,728	579,067	532,056
	1,546,182	1,425,932	1,232,998

Schedule of other operating income and expenses by nature

	Thousands of Euros
	Reference	31/12/2023	31/12/2022	31/12/2021
Changes in trade provisions		3,567	8,743	4,844
Professional services		415,062	305,215	258,371
Commissions		44,946	40,397	28,671
Supplies and auxiliary materials		205,640	251,120	197,893
Operating leases	Note 8	43,039	38,994	32,945
Freight		186,794	190,692	148,797
Repair and maintenance expenses		231,432	218,971	150,308
Advertising		78,851	90,652	71,280
Insurance		49,551	46,090	38,724
Royalties		21,766	13,646	48,446
Travel expenses		44,911	49,356	30,334
External services		90,987	83,296	74,858
R&D Expenses		98,947	94,903	106,873
Gains on disposal of assets		(3,042)	(22,236)	—
Other		33,731	16,093	40,654
Other operating income&expenses		1,546,182	1,425,932	1,232,998